Guarantor Financial Statements Guarantor Financial Statements - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1.2	$ 0.6	$ 9.3	$ 1.0
Accounts receivable	182.0	177.5		188.0
Prepaid expenses and other current assets	25.2	33.4		34.2
Deferred income taxes	0.0
Assets of business held for sale
Total current assets	208.4	211.5		237.8
Restricted cash	0.0	0.0		0.2
Other assets	22.0	22.9		40.8
Property and equipment, net	1,625.1	1,649.9		1,663.9
Goodwill	1,174.0	1,173.5		1,166.9	$ 1,166.4
Other intangible assets, net	345.2	364.5		379.9
Investment in consolidated subsidiaries	0.0
Total assets	3,374.7	3,422.3		3,489.5	3,554.2
Current liabilities
Accounts payable	97.8	98.1		94.7
Accrued expenses	116.2	135.7		130.7
Deferred revenue	62.3	63.1		60.0
Current maturities of landfill retirement obligations	30.8	30.2		29.2
Current maturities of long-term debt	38.8	49.1		25.3
Liabilities of businesses held for sale	0.0
Total current liabilities	345.9	376.2		339.9
Other long-term liabilities	57.7	55.8		61.2
Long-term debt, less current maturities	2,201.6	2,198.0		2,217.7
Accrued landfill retirement obligations, less current maturities	170.1	163.5		171.9
Deferred income taxes	132.9	139.0		169.9
Total liabilities	2,908.2	2,932.5		2,960.6
Equity
Total stockholders’ equity	466.5	489.8		528.9	$ 551.5	$ 662.5
Total liabilities and stockholders’ equity	3,374.7	3,422.3		$ 3,489.5
Eliminations
Current assets
Cash and cash equivalents	0.0	0.0
Accounts receivable	0.0
Prepaid expenses and other current assets	0.0
Deferred income taxes	0.0
Assets of business held for sale	0.0
Total current assets	0.0
Restricted cash	0.0
Other assets	0.0
Property and equipment, net	0.0
Goodwill	0.0
Other intangible assets, net	0.0
Investment in consolidated subsidiaries	(2,792.7)
Total assets	(2,792.7)
Current liabilities
Accounts payable	0.0
Accrued expenses	0.0
Deferred revenue	0.0
Current maturities of landfill retirement obligations	0.0
Current maturities of long-term debt	0.0
Liabilities of businesses held for sale	0.0
Total current liabilities	0.0
Other long-term liabilities	0.0
Long-term debt, less current maturities	0.0
Accrued landfill retirement obligations, less current maturities	0.0
Deferred income taxes	0.0
Total liabilities	0.0
Equity
Total stockholders’ equity	(2,792.7)
Total liabilities and stockholders’ equity	(2,792.7)
Company (Parent)
Current assets
Cash and cash equivalents	0.0	0.0
Accounts receivable	0.0
Prepaid expenses and other current assets	8.6
Deferred income taxes	0.0
Assets of business held for sale	0.0
Total current assets	8.6
Restricted cash	0.0
Other assets	7.1
Property and equipment, net	10.0
Goodwill	0.0
Other intangible assets, net	96.5
Investment in consolidated subsidiaries	2,792.7
Total assets	2,914.9
Current liabilities
Accounts payable	31.4
Accrued expenses	51.4
Deferred revenue	0.0
Current maturities of landfill retirement obligations	0.0
Current maturities of long-term debt	22.9
Liabilities of businesses held for sale	0.0
Total current liabilities	105.7
Other long-term liabilities	43.9
Long-term debt, less current maturities	2,165.9
Accrued landfill retirement obligations, less current maturities	0.0
Deferred income taxes	132.9
Total liabilities	2,448.4
Equity
Total stockholders’ equity	466.5
Total liabilities and stockholders’ equity	2,914.9
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	0.1	0.2
Accounts receivable	182.0
Prepaid expenses and other current assets	16.6
Deferred income taxes	0.0
Assets of business held for sale	0.0
Total current assets	198.7
Restricted cash	0.0
Other assets	5.0
Property and equipment, net	1,615.1
Goodwill	1,174.0
Other intangible assets, net	248.7
Investment in consolidated subsidiaries	0.0
Total assets	3,241.5
Current liabilities
Accounts payable	60.0
Accrued expenses	64.8
Deferred revenue	62.3
Current maturities of landfill retirement obligations	30.8
Current maturities of long-term debt	15.9
Liabilities of businesses held for sale	0.0
Total current liabilities	233.8
Other long-term liabilities	13.8
Long-term debt, less current maturities	35.7
Accrued landfill retirement obligations, less current maturities	170.1
Deferred income taxes	0.0
Total liabilities	453.4
Equity
Total stockholders’ equity	2,788.1
Total liabilities and stockholders’ equity	3,241.5
Non-Guarantor Subsidiary
Current assets
Cash and cash equivalents	1.1	$ 0.4
Accounts receivable	0.0
Prepaid expenses and other current assets	0.0
Deferred income taxes	0.0
Assets of business held for sale	0.0
Total current assets	1.1
Restricted cash	0.0
Other assets	9.9
Property and equipment, net	0.0
Goodwill	0.0
Other intangible assets, net	0.0
Investment in consolidated subsidiaries	0.0
Total assets	11.0
Current liabilities
Accounts payable	6.4
Accrued expenses	0.0
Deferred revenue	0.0
Current maturities of landfill retirement obligations	0.0
Current maturities of long-term debt	0.0
Liabilities of businesses held for sale	0.0
Total current liabilities	6.4
Other long-term liabilities	0.0
Long-term debt, less current maturities	0.0
Accrued landfill retirement obligations, less current maturities	0.0
Deferred income taxes	0.0
Total liabilities	6.4
Equity
Total stockholders’ equity	4.6
Total liabilities and stockholders’ equity	$ 11.0